Summary of Significant Accounting Policies - Debt Issuance Costs (Details) - USD ($) $ in Thousands	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Amortization of debt issuance costs	$ 2,286	$ 4,166	$ 18,766	$ 11,675	$ 18,859